Schedule of Notes Payable (Details) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Financing fee related party demand notes percentage	10.00%	10.00%	10.00%
Annual interest related party demand notes percentage	10.00%	10.00%	10.00%
Annual interest related party demand conversion price	$ 10.00
Interest related party demand debentures percentage	8.00%
Interest related party demand conversion price	$ 10.40